Financial instruments (Details 8) - Interest rate swap contract [member] ₨ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Interest receivable		$ 2,921		$ 4,131
Interest payable		700,345		1,023,388
Less than 1 year [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable	₨ 1,126	855	₨ 1,210	1,126
Interest payable	₨ 269,994	205,072	₨ 323,043	269,994
One to two years [Member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		580		855
Interest payable		139,164		205,072
Two to three years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		308		580
Interest payable		73,749		139,164
Three to four years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		52		308
Interest payable		12,366		73,749
Four to five years [member]
Disclosure of detailed information about financial instruments [line items]
Interest receivable		0		52
Interest payable		$ 0		$ 12,366